Fair Value Measurements - Summary Of Change In The Fair Value Of The Derivative Liabilities (Detail) - Derivative [Member] - Private Placement Warrant [Member]	2 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	$ 11,400,000
Change in fair value	(4,132,500)
Fair value ending balance	$ 7,267,500